COMMITMENTS AND CONTINGENCIES - Repurchase of common stock (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Nov. 07, 2022	Jun. 01, 2022
Repurchase of common stock
Value of ADS repurchased		$ 124,929
ADS
Repurchase of common stock
Authorized amount for share repurchases			$ 700,000	$ 120,000
Number of ADS repurchased	1,881,368	109,495
Value of ADS repurchased		$ 5,000
Value of repurchased stock	$ 119,900